Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 219,694
Recognition of redeemable non-controlling interests on June 3, 2011		170,716
Earnings (Loss) attributable to the redeemable non-controlling interests	(41,963)	11,522	0
Foreign currency translation adjustment	328	2,866
Accretion to redemption value of redeemable non-controlling interests	153,984	34,590	0
Payment of dividend to redeemable non-controlling interests	(8,749)
Ending Balance	$ 323,294	$ 219,694